Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total		Issued Share Capital [Member]	Share Premium Account [Member]	Treasury Shares/Own Shares [member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [member]	Non-Controlling Interests [Member]
Beginning balance at Dec. 31, 2014	€ 10,198		€ 254	€ 4,324	€ (76)	€ 213	€ 57	€ 5,405	€ 21
Group profit for the financial year	729	[1]						724	5
Other comprehensive income	832						643	171	18
Total comprehensive income	1,561						643	895	23
Issue of share capital (net of expenses)	1,725		28	1,697
Share-based payment expense	27					27
Treasury/own shares reissued					51			(51)
Shares acquired by Employee Benefit Trust (own shares)	(3)				(3)
Tax relating to share-based payment expense	5							5
Share option exercises	57							57
Dividends (including shares issued in lieu of dividends)	(515)							(511)	(4)
Non-controlling interests arising on acquisition of subsidiaries	489								489
Ending balance at Dec. 31, 2015	13,544		282	6,021	(28)	240	700	5,800	529
Group profit for the financial year	1,270	[1]						1,243	27
Other comprehensive income	(126)						(71)	(44)	(11)
Total comprehensive income	1,144						(71)	1,199	16
Issue of share capital (net of expenses)	219		3	216
Share-based payment expense	46					46
Treasury/own shares reissued					18			(18)
Shares acquired by Employee Benefit Trust (own shares)	(4)				(4)
Tax relating to share-based payment expense	12							12
Dividends (including shares issued in lieu of dividends)	(527)							(519)	(8)
Non-controlling interests arising on acquisition of subsidiaries	9								9
Transactions involving non-controlling interests								(2)	2
Ending balance at Dec. 31, 2016	14,443		285	6,237	(14)	286	629	6,472	548
Group profit for the financial year	1,919							1,895	24
Other comprehensive income	(987)						(1,015)	89	(61)
Total comprehensive income	932						(1,015)	1,984	(37)
Issue of share capital (net of expenses)	119		1	118
Share-based payment expense	62					62
Treasury/own shares reissued					2			(2)
Shares acquired by Employee Benefit Trust (own shares)	(3)				(3)
Shares distributed under the Performance Share Plan Awards			1	62		(63)
Tax relating to share-based payment expense	(5)							(5)
Dividends (including shares issued in lieu of dividends)	(554)							(546)	(8)
Non-controlling interests arising on acquisition of subsidiaries	20								20
Transactions involving non-controlling interests	(37)								(37)
Ending balance at Dec. 31, 2017	€ 14,977		€ 287	€ 6,417	€ (15)	€ 285	€ (386)	€ 7,903	€ 486

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.